ITR STAT SUP-1 032316

Statutory Prospectus Supplement dated March 23, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco International Total Return Fund

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
Avi Hooper	Portfolio Manager (lead)	2010
Raymund Uy	Portfolio Manager	2014
Robert Waldner	Portfolio Manager	2014”

The second paragraph appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus is deleted in its entirety.

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

¡	Avi Hooper, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.

¡	Raymund Uy, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2012. From 2008 to 2012, he was a lead portfolio manager and head of Fixed Income Trading at Hartford Investment Management.

¡	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

ITR STAT SUP-1 032316

AIF STAT SUP-1 032316

Statutory Prospectus Supplement dated March 23, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Infrastructure Fund

Invesco Global Markets Strategy Fund

Invesco Greater China Fund

Invesco International Total Return Fund

Invesco MLP Fund

Invesco Pacific Growth Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO INTERNATIONAL TOTAL RETURN FUND - Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
Avi Hooper	Portfolio Manager (lead)	2010
Raymund Uy	Portfolio Manager	2014
Robert Waldner	Portfolio Manager	2014”

The following information replaces in its entirety the third paragraph appearing under the heading “FUND MANAGEMENT- Portfolio Managers” in the prospectus:

“Investment decisions for Invesco Global Infrastructure Fund and Invesco MLP Fund are made by the investment management teams at Invesco and Invesco Asset Management.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers - Invesco International Total Return Fund” in the prospectus:

¡	Avi Hooper, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.

¡	Raymund Uy, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2012. From 2008 to 2012, he was a lead portfolio manager and head of Fixed Income Trading at Hartford Investment Management.

¡

Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.”

The first sentence of the second paragraph appearing under the heading “FUND MANAGEMENT - The Adviser(s)” in the prospectus is deleted in its entirety and replaced with the following:

“Invesco Asset Management Limited (Invesco Asset Management) serves as Invesco Global Infrastructure Fund’s and Invesco MLP Fund’s investment sub-adviser.”

AIF STAT SUP-1 032316

AIF SUP-3 032316

Statement of Additional Information Supplement dated March 23, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Invesco International Total Return Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco MLP Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco International Total Return Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of October 31, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco International Total Return Fund
Avi Hooper	None	N/A	$10,001 - $50,000
Raymund Uy	None	N/A	$50,001 - $100,000
Robert Waldner	$10,001 - $50,000	N/A	$100,001 - $500,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco International Total Return Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of October 31, 2015 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco International Total Return Fund
Avi Hooper	1	$46.0	4	$1,140.1	None	None

AIF SUP-3 032316	1

AIF SUP-3 032316

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Raymund Uy	None	None	None	None	None	None
Robert Waldner	8	$3,377.4	1	$124.4	None	None

AIF SUP-3 032316	2